Mezzanine Equity and Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Temporary Equity And Stockholders Equity Note Disclosures [Abstract]
Mezzanine Equity and Stockholders' Deficit

13.	Mezzanine Equity and Stockholders’ Deficit
Convertible Redeemable Preferred Stock
The authorized, issued and outstanding shares of convertible redeemable preferred stock and liquidation preferences were as follows (in thousands, except share amounts):

September 30, 2022
Series	Authorized Shares	Shares Issued and Outstanding	Liquidation Preference	Carrying Value

Series A	14,497,716	10,678,459	$10,918	$16,953
Series B	11,980,730	5,216,044	8,407	9,578
Series C	18,526,490	10,836,279	23,844	22,761
Series D	45,812,043	44,439,418	294,940	191,841
Series D-2	2,712,109	—	—	—
Series D-3	5,344,476	5,344,476	50,773	49,587
Series E	23,960,873	18,987,106	72,910	51,709
Series E-1	22,286,950	22,286,925	68,465	56,609
Series E-2	23,437,500	6,784,347	7	8,356
Series E-3	17,829,563	1,244,801	1	3,622

Total	186,388,450	125,817,855	$530,265	$411,016

December 31, 2021
Series	Authorized Shares	Shares Issued and Outstanding	Liquidation Preference	Carrying Value
Series A	14,497,716	10,678,459	$10,918	$16,953
Series B	11,980,730	5,119,213	8,251	9,338
Series C	18,526,490	10,836,279	23,844	22,761
Series D	45,812,043	44,439,418	294,940	191,841
Series D-2	2,712,109	—	—	—
Series D-3	5,344,476	5,344,476	50,773	49,587
Series E	23,960,873	18,987,106	74,939	51,709
Series E-1	22,286,950	22,286,925	68,465	56,609
Series E-2	23,437,500	6,784,347	7	8,356
Series E-3	17,829,563	995,924	1	3,214

Total	186,388,450	125,472,147	$532,138	$410,368

During the nine months ended September 30, 2022,
248,877
Series
E-3
warrants were exercised on a
1:1
basis for Series
E-3
convertible redeemable preferred stock at $
1.64
per share based on the fair value as of September 30, 2022 (See Note 15
-
Warrants). During the same period,
300,000
Series B warrants to purchase were exercised into

96,831
Series B convertible redeemable preferred stock at $
2.47
per share based on the fair value as of the exercise date (See Note 15
-
Warrants).
Common Stock
The issued and outstanding shares of common stock were as follows:

	September 30, 2022	December 31, 2021

Class B Non-Voting Common Stock	285,937	285,937
Common Stock	61,204,103	57,297,091
Non-Voting Common Stock	22,155,719	22,155,719

Total	83,645,759	79,738,747

During the nine months ended September 30, 2022, 176,463 common stock options were exercised and 810,967 RSUs vested in exchange for 987,430 shares of common stock. Additionally, in June 2022, 2,919,582 shares of common stock were issued to settle the outstanding contingent compensation liability associated with the put and call options structure related to the acquisition of Drivy in April 2019 (See
Note 4 - Contingent
Compensation).
Shares of common stock reserved for future issuance are as follows (in whole shares):

	September 30, 2022	December 31, 2021

Convertible redeemable preferred stock	125,817,855	125,472,147
Stock options and restricted stock units outstanding	19,432,132	18,702,704
Warrants for convertible redeemable preferred stock	28,259,306	28,808,183
Warrants for common stock	374,353	354,353
Shares reserved for future award issuance	8,000,613	3,390,543
Contingent compensation put and call options	—	2,919,582

Total Reserved	181,884,259	179,647,512

14. Mezzanine Equity and Stockholders’ Deficit
Convertible Redeemable Preferred Stock
The authorized, issued and outstanding shares of convertible redeemable preferred stock and liquidation preferences were as follows (in thousands, except share amounts):

December 31, 2021
Series	Authorized Shares	Shares Issued and Outstanding	Liquidation Preference	Carrying Value
Series A	14,497,716	10,678,459	$10,918	$16,953
Series B	11,980,730	5,119,213	8,251	9,338
Series C	18,526,490	10,836,279	23,844	22,761
Series D	45,812,043	44,439,418	294,940	191,841
Series D-2	2,712,109	—	—	—
Series D-3	5,344,476	5,344,476	50,773	49,587
Series E	23,960,873	18,987,106	74,939	51,709
Series E-1	22,286,950	22,286,925	68,465	56,609
Series E-2	23,437,500	6,784,347	7	8,356
Series E-3	17,829,563	995,924	1	3,214

Total	186,388,450	125,472,147	$532,138	$410,368

December 31, 2020
Series	Authorized Shares	Shares Issued and Outstanding	Liquidation Preference	Carrying Value

Series A	14,497,716	7,702,462	$7,875	$12,093
Series B	11,980,730	4,715,258	7,600	8,582
Series C	18,526,490	10,718,119	22,834	22,508
Series D	45,812,043	44,327,922	293,150	191,328
Series D-2	2,712,109	—	—	—
Series D-3	5,344,476	5,344,476	50,773	49,587
Series E	23,960,873	18,582,697	71,358	51,093
Series E-1	22,286,950	22,286,925	68,465	56,609
Series E-2	23,437,500	6,706,750	7	8,055
Series E-3	17,829,563	—	—	—

Total	186,388,450	120,384,609	$522,062	$399,855

In September and October 2020, the Company received $42,200,000 from the sale of 11,072,394 shares of Series E convertible redeemable preferred stock (Series E) at $3.84 per share, net of issuance costs of $319,000. For each purchase of Series E convertible redeemable preferred stock, each investor received preferred stock warrants exercisable into Series
E-2
convertible redeemable preferred stock on a
one-to-one
basis. The Series E convertible redeemable preferred stock was mezzanine equity classified, while the preferred stock warrants exercisable into Series
E-2
convertible redeemable preferred stock were liability classified. As such, $28,913,000 was classified within Mezzanine Equity with the remaining $13,287,000 classified within Warrant Liabilities (See Note 16 — Warrants). The proceeds were allocated to the warrants based on the fair value, with the remaining amount being allocated to preferred stock. In conjunction with this transaction, all previously issued Securities outstanding from February 2020 (see Note 11 — Notes Payable for further discussions) were fully converted into 22,286,925 shares of Series
E-1
convertible redeemable preferred stock, at $2.54 per share based on the fair value, along with the issuance of 17,829,534 preferred stock warrants exercisable into Series
E-3
convertible redeemable preferred stock valued at $1.20 per share based on the fair value and treated as a warrant liability on our Consolidated Balance Sheet as of December 31, 2020 (see Note 16 — Warrants).
In September 2020, in contemplation of the Series E financing, all outstanding 98,573,564 shares of convertible redeemable preferred stock (Prior Preferred) were converted into non-voting
common stock on a
one-to-one
basis upon a conversion election where the carrying value of the Prior Preferred was reclassed into the non-voting
common stock in the amount of $445,398,000. Subsequently, a total of 72,808,237 Prior Preferred exchanged back to preferred stock shares on a one-to-one
basis upon participation in Series E financing. This exchange was accounted for as a treasury stock transaction where the Company effectively bought back the non-voting
common stock by issuing the Prior Preferred. The preferred stock was the same as the Prior Preferred that the holders had prior to conversion. The consideration paid was the fair value of the Preferred Stock of $284,047,000, which was lower than the carrying value of the previously exchanged non-voting
common stock, resulting in recognition of the same amount in additional-paid-in
capital without any impact on retained earnings. The
non-voting
common stock repurchased would be constructively retired and not held as treasury stock for reissuance in the future. A total of 25,765,237 non-voting
common stock shares held by stockholders who did not participate in Series E financing had their Prior Preferred remain as non-voting
common stock.
In September 2020, the three convertible notes outstanding from June 2020 (see Note 11 — Notes Payable for further discussions) were converted into 6,982,108 shares of Series E convertible redeemable preferred stock based on a fair value of $2.96 per share, along with the issuance of 6,982,108 preferred stock warrants exercisable into series
E-2
preferred stock (See Note 16 — Warrants for further discussion). Additionally, the remaining convertible notes associated with the advertising agreement were converted into 528,195 shares of Series E convertible redeemable preferred stock at $2.96 per share (see Note 11 — Notes Payable for further discussions).
During September and October 2020, 6,706,750 Series
E-2
preferred stock warrants were exercised on a 1:1 basis for Series
E-2
convertible redeemable preferred stock based on a fair value of $1.20 per share (see Note 16 — Warrants).
In January, February, May, and April 2021, the Company received $1,528,000 from the sale of 404,409 shares of Series E convertible redeemable preferred stock (Series E) at $1.52 per share, net of issuance costs of $26,000. For each purchase of Series E convertible redeemable preferred stock, each investor received preferred stock warrants exercisable into Series
E-2
convertible redeemable preferred stock on a
one-to-one
basis. The Series E convertible redeemable preferred stock was mezzanine equity classified, while the preferred stock warrants exercisable into Series
E-2
convertible redeemable preferred stock were liability classified. As such, of the $1,520,000 received from the sale $616,000, net of issuance costs, was classified within Mezzanine Equity, with the remaining $912,000 classified within Warrant Liabilities (see Note 16 — Warrants). The proceeds were allocated to the warrants based on the fair value, with the remaining amount being allocated to preferred stock. During the nine months ended September 30, 2021, 77,597 Series
E-2
preferred stock warrants were exercised on a 1:1 basis for Series
E-2
convertible redeemable preferred stock and 995,924 Series
E-3
preferred stock warrants were exercised on a 1:1 basis for Series
E-3
convertible redeemable preferred stock at $3.88 and $3.23 per share, respectively, based on the fair value as of September 30, 2021 (see Note 16 — Warrants).
In January, February, and May 2021, 3,609,608 shares of
non-voting
common stock were converted on a
one-to-one
basis into 3,609,608 shares of convertible redeemable preferred stock. The shares were converted into 2,975,997 shares of Series A convertible redeemable preferred stock, 403,955 shares of Series B convertible redeemable preferred stock, 118,160 shares of Series C convertible redeemable preferred stock, and 111,496 shares of Series D convertible redeemable preferred stock.

Common Stock
The issued and outstanding shares of common stock were as follows:

Year ended December 31,	2021	2020
Class B Non-Voting Common Stock	285,937	285,937
Common Stock	57,297,091	43,294,342
Non-Voting Common Stock	22,155,719	25,765,327

Total	79,738,747	69,345,606

In September 2020, the Company amended its Certificate of Incorporation. The Company is authorized to issue 572,688,450 shares, each with a par value of $0.00001 per share, of which 287,000,000 shares shall be common stock, 99,000,000 shall be
Non-Voting
Common Stock, 300,000 shares shall be class B
non-voting
common stock, and 186,388,450 shares shall be convertible redeemable preferred stock.
The September 2020 amendment authorized the creation of 23,960,873 of Series E convertible redeemable preferred stock, 22,286,950 of Series
E-1
convertible redeemable preferred stock, 23,437,500 of Series
E-2
convertible redeemable preferred stock and 17,829,563 of Series
E-3
convertible redeemable preferred stock.
In September of 2020, 3,207,974 common stock warrants were exercised for the same number of shares.
During the year ended December 31, 2021, the Company settled a portion of the liability related to terminated vehicle leases with the issuance of 327,991 shares of common stock.
Shares of common stock reserved for future issuance under the Amended and Restated 2010 Stock Plan (Stock Plan) are as follows (in whole shares):

Year ended December 31,	2021	2020
Convertible redeemable preferred stock	125,472,147	120,384,609
Stock options and restricted stock units outstanding	18,702,704	26,876,324
Warrants for convertible redeemable preferred stock	28,808,183	29,477,295
Warrants for common stock	354,353	354,353
Shares reserved for future award issuance	3,390,543	8,891,681

Total Reserved	176,727,930	185,984,262

The rights, preferences and privileges of the holders of the common stock, non-voting
common stock, class B
non-voting
common stock, and Series A convertible redeemable preferred stock (Series A), Series B convertible redeemable preferred stock (Series B), Series C convertible redeemable preferred stock (Series C), Series
C-1
convertible redeemable preferred stock (Series
C-1),
Series
C-2
convertible redeemable preferred stock (Series
C-2),
Series D convertible redeemable preferred stock (Series D), Series
D-2
convertible redeemable preferred stock (Series
D-2),
Series
D-3
convertible redeemable preferred stock (Series
D-3),
Series E convertible redeemable preferred stock (Series E), Series
E-1
convertible redeemable preferred stock (Series
E-1),
Series
E-2
convertible redeemable preferred stock (Series
E-2)
and Series
E-3
convertible redeemable preferred stock (Series
E-3)
(collectively, convertible redeemable preferred stock) are as follows:
Dividend Rights
The holders of shares of convertible redeemable preferred stock shall be entitled to receive dividends, on a pari passu basis, out of any assets legally available therefor, prior and in preference to any declaration or payment of any dividend (payable other than in common stock,
non-voting
common stock, class B
non-voting
common stock or other securities or rights convertible into, or entitling the holder thereof to receive, directly or indirectly, additional shares of common stock, non-voting
common stock or class B
non-voting
common stock (the common stock equivalents)) on the common stock, at the rate of $1.0224, $1.6118, $2.2004, $6.6369, $6.6369, $9.50, $3.8400, $3.0720, $0.001 and $0.001 per share of Series A, Series B, Series C, Series D, Series
D-2,
Series
D-3,
Series E, Series
E-1,
Series
E-2
and Series
E-3,respectively,
payable when and if declared by the Company’s board of directors. The Company is under no obligation to declare dividends, and any such dividends shall not be cumulative. After payment of such dividends, any additional dividends are to be distributed among the holders of convertible redeemable preferred stock, common stock, non-voting
common stock and class B
non-voting
common stock pro rata based on the number of shares of common stock equivalents then held by each holder (assuming conversion of all such convertible redeemable preferred stock into common stock equivalents). No dividends have been declared as of December 31, 2021 and 2020.
Liquidation Preference
In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of convertible redeemable preferred stock, on an as adjusted basis, shall be entitled to receive, on a pari passu basis, prior and in preference to any distribution of any of the assets of the Company to the holders of common stock, non-voting
common stock and class B
non-voting
common stock, by reason of their ownership thereof, an amount per share equal to $1.0224, $1.6118, $2.2004, $6.6369, $6.6369, $9.50, $3.8400, $3.0720, $0.001 and $0.001 per share of Series A, Series B, Series C, Series D, Series
D-2,
Series
D-3,
Series E, Series
E-1,
Series
E-2
and
Series E-3,respectively,
plus any declared but unpaid dividends on such share. If, upon the occurrence of such event, the assets and funds thus distributed among the holders of convertible redeemable preferred stock shall be insufficient to permit the payment to such holders of the full aforesaid preferential amounts, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of convertible redeemable preferred stock in proportion to the preferential amount each such holder is otherwise entitled to receive pursuant to the above.
Conversion Rights
Each share of voting preferred stock, on an as adjusted basis, shall be convertible, at the option of the holder thereof, at any time after the date of issuance of such share, into such number of fully paid and non-assessable
shares of common stock based upon dividing the original purchase price of the applicable series of convertible redeemable preferred stock by the applicable conversion price at the time of conversion. The Series A, Series B, Series C, Series D, Series
D-2,
Series
D-3,
Series E, Series
E-1,
Series
E-2,
and Series
E-3
conversion price shall initially be $1.0224, $1.6118, $2.2004, $6.6369, $6.6369, $9.50, $3.8400, $3.0720, $0.001, and $0.001 per share, respectively.
Redemption
The convertible redeemable preferred stock is redeemable at the option of the holder in certain situations if the Company sells, conveys or otherwise disposes of all or substantially all of its property or business, or if the Company sells, leases or enters into any agreement involving the exclusive, irrevocable license of all or substantially all of the Company’s intellectual property.
Voting Rights
Series A, Series B, Series C, Series D, Series
D-2,
Series
D-3,
Series
D-4,
Series E, Series
E-1,
Series E-2,
and Series
E-3
shall be designated as voting convertible redeemable preferred stock. Aside from Series E and Series
E-2
convertible redeemable preferred stock, each holder of voting convertible redeemable preferred stock shall be entitled to the number of votes equal to the number of shares of common stock into which such shares of voting convertible redeemable preferred stock could be converted. The holders of Series
D-2
shall have no rights to vote with respect to the approval of any liquidation transaction or any other acquisition not constituting a liquidation transaction in which the Company is involved. These limitations on the voting rights of the Series
D-2
shall not apply from and after such time as certain strategic investor transfers all such shares to any other person who is not a strategic investor. Holders of Series E and Series
E-2
preferred stock shall be entitled to the number of votes equal to four times the number of shares of common stock into which such shares of voting convertible redeemable preferred stock could be converted. Fractional votes shall not, however, be permitted and any fractional voting rights available on an as-converted
basis (after aggregating all shares into which shares of convertible redeemable preferred stock held by each holder could be converted) shall be rounded to the nearest whole number (with one-half
being rounded upward).
As long as 2,445,000 shares of Series D are outstanding, the holders of such shares of Series E shall be entitled to elect two directors of the Company at any election of directors. As long as 2,445,000 shares of Series D are outstanding, the holders of such shares of Series D shall be entitled to elect two directors of the Company at any election of directors. As long as 2,445,000 shares of Series A, Series B and Series C are outstanding, the holders of such shares of Series C shall be entitled to elect one director of the Company at any election of directors. As long as 2,445,000 shares of Series A are outstanding, the holders of such shares of Series A, Series B and Series C shall be entitled to elect one director of the Company at any election of directors. The holders of outstanding common stock shall be entitled to elect three directors of the Company at any election of directors. The holders of at least 55% of the voting convertible redeemable preferred stock and the holders of a majority of the common stock, voting independently as separate classes, shall be entitled to elect one director of the Company. The holders of voting convertible redeemable preferred stock and common stock, voting together as a single class on an as-converted
basis, shall be entitled to elect any remaining directors of the Company.
In addition, the Company cannot take certain actions without first obtaining the approval of a majority of the then-outstanding convertible preferred shares voting separately as a class on an as-converted
basis.
Non-voting
common stock shall not be entitled to vote on any matter and in no event shall it be redesignated or reconstituted as a voting security prior to approval.